Other income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property and land	CAD 76	CAD 0	CAD 80
Other	2	(5)	(13)
Total other income	95	47	107
Disposal of property, cash proceeds	85	0	173
Property and other [Member]
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property and land	76	0	99
Viaduc du Sud [Member]
Component Of Other Income Nonoperating [Line Items]
Disposal of property, cash proceeds	85
Gain (loss) on disposal of property	76
Gain (loss) on disposal of property, net of tax	66
Guelph [Member]
Component Of Other Income Nonoperating [Line Items]
Disposal of property, cash proceeds			76
Deux Montagnes [Member]
Component Of Other Income Nonoperating [Line Items]
Disposal of property, cash proceeds			97
Gain (loss) on disposal of property			80
Gain (loss) on disposal of property, net of tax			72
Other property [Member]
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property and land			19
Land [Member]
Component Of Other Income Nonoperating [Line Items]
Gain on disposal of property and land	CAD 17	CAD 52	CAD 21